General Information (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total current assets	$ 1,601,683,087	$ 1,661,948,432
Total non-current assets	1,822,263,193	1,933,130,547
Total Assets	3,423,946,280	3,595,078,979
Total current liabilities	687,482,634	797,152,420
Total non-current liabilities	1,399,081,065	1,361,957,506
Total Liabilities	2,086,563,699	2,159,109,926
Non-controlling interests	119,017,799	120,942,987
Goodwill	127,592,056	$ 136,969,434
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Total current assets	992,511
Total non-current assets	2,597,635
Total Assets	3,590,146
Total current liabilities	727,196
Total non-current liabilities	636,956
Total Liabilities	1,364,152
Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	$ 3,236,084